13. FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments Tables Abstract
Financial instruments

	Consolidated
	Disclosed on 12/31/2017	Applied on 01/01/2018	Balance at 12/31/2017
Assets
Current
Cash and cash equivalents	Loans and Receivables	Amortized cost	3,411,572
Short term investments	Loans and Receivables	Amortized cost	735,712
Accounts Receivable Net	Loans and Receivables	Amortized cost	2,197,078
Loans with related parties	Loans and Receivables	Amortized cost	2,441
Derivative financial instruments	VJR	VJR
Trading securities	VJR	VJR	2,952
Dividends receivable	Amortized cost	Amortized cost	41,528

Non-current
Loans with related parties	Loans and Receivables	Amortized cost	554,694
Other trade receivables	Loans and Receivables	Amortized cost	20,024
Investments	Available for sale	VJR	2,222,479

Liabilities
Current
Borrowings and financing	Amortized cost	Amortized cost	6,551,764
Derivative financial instruments	VJR	VJR
Trade payables	Amortized cost	Amortized cost	2,460,774
Dividends and interest on capital	Amortized cost	Amortized cost	510,692

Non-current
Borrowings and financing	Amortized cost	Amortized cost	23,017,953

Financial instruments at fair value through profit or loss

							Consolidated
				12/31/2018			12/31/2017
	Notes	Fair value through profit or loss	Measured at amortized cost	Balances	Fair value through profit or loss	Measured at amortized cost	Balances

Assets
Current
Cash and cash equivalents	4		2,248,004	2,248,004		3,411,572	3,411,572
Financial investments	5		895,713	895,713		735,712	735,712
Trade receivables	6		2,078,182	2,078,182		2,197,078	2,197,078
Dividends receivable	8		46,171	46,171		41,528	41,528
Derivative financial instruments	8	351		351
Trading securities	8	4,503		4,503	2,952		2,952
Loans - related parties	8		2,675	2,675		2,441	2,441
Total		4,854	5,270,745	5,275,599	2,952	6,388,331	6,391,283

Non-current
Financial investments	5		7,772	7,772
Other trade receivables	8		820,879	820,879		804,765	804,765
Investments	9	2,279,189		2,279,189	2,222,433		2,222,433
Loans - related parties	8		706,605	706,605		554,694	554,694
Total		2,279,189	1,535,256	3,814,445	2,222,433	1,359,459	3,581,892

Total Assets		2,284,043	6,806,001	9,090,044	2,225,385	7,747,790	9,973,175

Liabilities
Current
Borrowings and financing	12		5,681,797	5,681,797		6,551,764	6,551,764
Trade payables			3,473,822	3,473,822		2,505,695	2,505,695
Dividends and interest on capital	14		932,005	932,005		510,692	510,692
Total			10,087,624	10,087,624		9,568,151	9,568,151

Non-current
Borrowings and financing	12		23,260,945	23,260,945		23,017,953	23,017,953
Total			23,260,945	23,260,945		23,017,953	23,017,953

Total Liabilities			33,348,569	33,348,569		32,586,104	32,586,104

Investments in financial instruments classified as available-for-sale
Consolidated	12/31/2018				12/31/2017
	Level 1	Level 2	Balance	Level 1	Balance
Assets
Current
Financial assets at fair value through profit or loss
Derivative financial instruments		351	351
Trading securities	4,503		4,503	2,952	2,952
Non-current
Available-for-sale financial assets
Investments	2,279,189		2,279,189	2,222,433	2,222,433
Total Assets	2,283,692	351	2,284,043	2,225,385	2,225,385

Foreign exchange exposure
		12/31/2018
Foreign Exchange Exposure	(Amounts in US$’000)	(Amounts in €’000)
Cash and cash equivalents overseas	376,581	3,387
Trade receivables	358,283	1,124
Other assets	8,623	4,594
Total Assets	743,487	9,105
Borrowings and financing	(4,116,508)	(48,791)
Trade payables	(175,404)	(7,946)
Other liabilities	(3,529)	(920)
Total Liabilities	(4,295,441)	(57,657)
Foreign exchange exposure	(3,551,954)	(48,552)
Cash flow hedge accounting	2,076,045
Net Investment hedge accounting		48,000
Net foreign exchange exposure	(1,475,909)	(552)
Perpetual bonds	1,000,000
Net foreign exchange exposure excluding perpetual bonds	(475,909)	(552)

Dollar x Euro swap
						Consolidated
							12/31/2018
				Appreciation (R$)		Fair value (market)	Impact on financial income (expenses) in 2018
Counterparties	Maturity	Functional Currency	Notional amount	Asset position	Liability position	Amounts receivable / (payable)
BCP	03/08/2019	Dollar	18,563	71,967	(71,616)	351	(1)
Total dollar-to-euro swap			18,563	71,967	(71,616)	351	(1)

				71,967	(71,616)	351	(1)

Hedging instruments

									12/31/2018
Designation Date	Hedging Instrument	Hedged item	Type of hedged risk	Hedged period	Exchange rate on designation	Designated amounts (US$’000)	Amortizated part (USD'000)	Effect on Result (*) (R$'000)	Impact on Shareholders' equity (R$'000)
11/03/2014	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2016 - September 2019	2.4442	500,000	(250,003)	171,983	(357,649)
12/01/2014	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2015 - February 2019	2.5601	175,000	(154,999)	36,766	(26,295)
12/18/2014	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	May 2020	2.6781	100,000			(119,670)
07/21/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2019 - March 2021	3.1813	60,000			(41,610)
07/23/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2019 - March 2021	3.2850	100,000			(58,980)
07/23/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2018 - October 2022	3.285	30,000	(6,000)	5,102	(14,155)
07/24/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2018 - October 2022	3.3254	100,000	(20,000)	16,198	(43,952)
07/27/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2018 - October 2022	3.3557	25,000	(5,000)	3,898	(10,382)
07/27/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2018 - October 2022	3.3557	70,000	(14,000)	10,914	(29,070)
07/27/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2018 - October 2022	3.3557	30,000	(6,000)	4,677	(12,458)
07/28/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2018 - October 2022	3.3815	30,000	(6,000)	4,523	(11,839)
3/8/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2018 - October 2022	3.3940	355,000	(11,998)	6,179	(164,915)
04/02/2018	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2018 - February 2023	3.3104	1,170,045	(195,000)	109,951	(550,320)
Total						2,745,045	(669,000)	370,191	(1,441,295)

Changes in hedge accounting
	12/31/2017	Movement	Realization	12/31/2018
Cash flow hedge accounting	395,524	1,415,962	(370,191)	1,441,295
Fair value of cash flow hedge, net of taxes	395,524	1,415,962	(370,191)	1,441,295

Non-derivative financial liabilities
						12/31/2018
Designation Date	Hedging Instrument	Hedged item	Type of hedged risk	Exchange rate on designation	Designated amounts (EUR'000)	Amortized part (USD’000)	Impact on shareholders' equity
09/01/2015	Non-derivative financial liabilities in EUR – Debt contract	Investments in subsidiaries which EUR is the functional currency	Foreign exchange - R$ vs. EUR spot rate	4.0825	120,000	(72,000)	3,941
Total					120,000	(72,000)	3,941

Changes in net investment hedge

	12/31/2017	Movement	12/31/2018
Net Investment hedge accounting	(17,911)	21,852	3,941
Fair value of net investment hedge in foreign operations	(17,911)	21,852	3,941

Currencies used in sensitivity analysis
				12/31/2018
Currency	Exchange rate	Probable scenario	Scenario 1	Scenario 2
USD	3,8748	3,7626	4,8435	5,8122
EUR	4,4390	4,2833	5,5488	6,6585
USD x EUR	1,1456	1,1346	1,4320	1,7184

			12/31/2018
Interest	Interest rate	Scenario 1	Scenario 2
CDI	6,40%	8,00%	9,60%
TJLP	6,98%	8,73%	10,47%
Libor	2,88%	3,60%	4,32%

Sensitivity analysis effects on income statement

					12/31/2018
Instruments	Notional	Risk	Probable scenario (*)	Scenario 1	Scenario 2

Hedge accounting of exports	2,076,045	Dollar	(232,932)	2,011,065	4,022,130

Natural currency position	(3,551,954)	Dollar	398,529	(3,440,778)	(6,881,556)
(not including exchange derivatives above)

Consolidated exchange position	(1,475,909)	Dollar	165,597	(1,429,713)	(2,859,426)
(including exchange derivatives above)

Net Investment hedge accounting	48,000	Euro	(7,474)	53,268	106,536

Natural currency position	(48,552)	Euro	7,560	(53,881)	(107,762)

Consolidated exchange position	(552)	Euro	86	(613)	(1,226)
(including exchange derivatives above)

Dollar-to-euro swap	18,563	Dollar	(1,011)	14,072	23,663

Sensitivity analysis of interest rate swaps
						Consolidated
					Impact on profit or loss
Changes in interest rates	% p.a	Assets	Liabilities	Probable scenario (*)	Scenario 1	Scenario 2
TJLP	6,98		(954,635)	(2,793)	(16,658)	(33,316)
Libor	2.88		(4,799,586)	(47,391)	(34,505)	(69,010)
CDI	6.40	609,480	(11,667,006)	(53,528)	(176,924)	(353,848)

Contractual maturities of financial liabilities
					Consolidated
At December 31, 2018	Less than one year	From one to two years	From two to five years	Over five years	Total
Borrowings, financing and debentures	5,681,797	10,192,606	8,608,664	4,459,675	28,942,742
Trade payables	3,473,822				3,473,822
Dividends and interest on capital	932,005				932,005